Revenue Recognition - Summary of Revenues Recognized For Each Revenue Stream (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	$ 37,143	$ 31,543	$ 139,396	$ 116,568	$ 109,976
Product revenue [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	36,758	31,193	137,598	114,640	108,315
Service revenue [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	385	350	1,798	1,928	1,661
Pellet procedures [Member] | Product revenue [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	30,808	25,410	109,465	92,773	90,132
Dietary supplements [Member] | Product revenue [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	5,704	5,574	27,241	20,887	17,562
Disposable trocars [Member] | Product revenue [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	233	199	860	921	573
Shipping fees [Member] | Product revenue [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	13	10	32	59	48
Training [Member] | Service revenue [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	165	110	859	949	705
Contract-term services [Member] | Service revenue [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	$ 220	$ 240	$ 939	$ 979	$ 956